Plant and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Plant and equipment, net

Note 5 - Plant and equipment, net

	December 31,	December 31,
	2024	2023

Equipment and machinery	$5,318,472	$5,469,683
Factory and Building	6,991,743	5,455,619
Furniture and office equipment	4,140	4,257
Auto vehicles	22,991	23,645
Leasehold improvement	156,490	118,673
Minus: Accumulated depreciation and amortization	(2,630,922)	(2,010,404)
Property plant and equipment, net	$9,862,914	$9,061,473

Upon obtained the right use of land, RLSP started to build the manufacture plant on the land. The Company capitalized the cost in related to the construction, including the interests related to the borrowings, the utilities occurred in the construction, the amortization of land use of right.

On August 5, 2022, RLSP and Ningbo Rongsen Construction Co., Ltd. (“Ningbo Rongsen”) entered into a Construction Engineering Contract, agreeing on a project cost of $4,931,105 (RMB 35 million). The project was completed on October 25, 2023. Following the issuance of the construction fire protection acceptance by the local government, the total construction cost of $5,221,922 (RMB 37,064,159) was assessed and recorded under “Factory and Building” in plant and equipment on December 25, 2023. However, according to a civil judgment issued by the Ningbo Intermediate People’s Court on December 30, 2024, the final contract price for the project was determined to be $6,764,506 (RMB 49,378,191.44). The difference of $1,686,946 (RMB 12,314,032) between the assessed amount and the final settlement was subsequently transferred to plant and equipment. Please refer to Note 11 for commitment and contingencies.

For the equipment used for manufacturing, the depreciation expense is included as part of manufacturing overhead, while the equipment used for general administrative are included in selling, general and administrative expense on the statements of operations.

For the years ended December 31, 2024 and 2023, the depreciation and amortization expenses were $685,867 and $556,530, respectively.